Note 7 - Accrued Expenses	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
7.
       Accrued Expenses

The accrued expenses consisted of:
	As of December 31, 2016	As of December 31, 2017

Accrued payroll expenses	230,917	329,308
Accrued interest expense	310,389	661,480
Accrued deferred charges	-	74,863
Accrued general and administrative expenses	278,826	209,161
Accrued commissions	54,173	100,793
Other accrued expenses	437,988	778,532
Total	1,312,293	2,154,137